Other Financial Information - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Current assets [Abstract]
Cash and cash equivalents	$ 140,529	$ 163,412	$ 180,366	$ 247,556
Restricted cash	2,671	13,480	906
Accounts receivable, net	66,416	64,813
Due from affiliate companies	17,461	12,669
Total current assets	286,966	302,959
Vessels, port terminals and other fixed assets, net	1,868,668	1,823,961
Deposits for vessels, port terminals and other fixed assets	91,669	73,949
Investments in available-for-sale securities	0	5,173
Investments in affiliates	388,772	381,746	371,405
Loan receivable from affiliate companies	21,827	16,474
Total non-current assets	2,714,729	2,655,854
Total assets	3,001,695	2,958,813	2,985,184
Current liabilities
Accounts payable	80,980	72,605
Accrued expenses and other liabilities	101,285	103,095
Deferred income and cash received in advance	11,894	13,492
Due to affiliate companies	24,365	17,791
Current portion of capital lease obligations	3,000	2,929
Current portion of long-term debt	23,516	16,944
Total current liabilities	245,040	226,856
Capital lease obligations, net of current portion	15,555	17,720
Unfavorable lease terms	0	7,526
Long term payable to affiliate companies	6,430	0
Other long-term liabilities and deferred income	35,684	20,878
Deferred tax liability	11,515	10,917
Total non-current liabilities	1,674,564	1,621,405
Total liabilities	1,919,604	1,848,261
Noncontrolling interest	126,307	121,592
Total Navios Holdings' stockholders' equity	955,784	988,960
Total liabilities and stockholders' equity	3,001,695	2,958,813
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	14,189	34,152	32,017	98,539
Intercompany receivables	4,972	10,360
Due from affiliate companies	1,409	4,833
Prepaid expenses and other current assets		3
Total current assets	20,570	49,348
Investments in subsidiaries	1,644,420	1,636,433
Investments in affiliates	364,515	356,797
Goodwill and other intangibles	85,350	86,793
Total non-current assets	2,094,285	2,080,023
Total assets	2,114,855	2,129,371
Current liabilities
Accounts payable	440	363
Accrued expenses and other liabilities	33,656	33,244
Intercompany payables	139,784	123,041
Total current liabilities	173,880	156,648
Long-term debt, net of current portion	985,193	983,763
Total non-current liabilities	985,193	983,763
Total liabilities	1,159,073	1,140,411
Total Navios Holdings' stockholders' equity	955,782	988,960
Total liabilities and stockholders' equity	2,114,855	2,129,371
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	54,033	47,753	76,329	77,085
Restricted cash	2,671	13,480
Accounts receivable, net	32,733	38,716
Intercompany receivables	60,536	38,108
Due from affiliate companies	15,741	7,836
Prepaid expenses and other current assets	45,603	36,580
Total current assets	211,317	182,473
Vessels, port terminals and other fixed assets, net	1,448,758	1,396,101
Deposits for vessels, port terminals and other fixed assets		29,695
Investments in subsidiaries	294,044	285,726
Investments in available-for-sale securities		5,173
Investments in affiliates	12,668	13,028
Loan receivable from affiliate companies	21,827	16,474
Other long-term assets	18,351	21,325
Goodwill and other intangibles	50,102	52,829
Total non-current assets	1,845,750	1,820,351
Total assets	2,057,067	2,002,824
Current liabilities
Accounts payable	54,649	45,913
Accrued expenses and other liabilities	50,034	54,451
Deferred income and cash received in advance	5,234	6,267
Due to affiliate companies	24,365	17,791
Current portion of long-term debt	20,548	16,875
Total current liabilities	154,830	141,297
Long-term debt, net of current portion	230,968	213,102
Unfavorable lease terms		7,526
Long term payable to affiliate companies	6,430
Other long-term liabilities and deferred income	34,982	19,360
Total non-current liabilities	272,380	239,988
Total liabilities	427,210	381,285
Total Navios Holdings' stockholders' equity	1,629,857	1,621,539
Total liabilities and stockholders' equity	2,057,067	2,002,824
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	72,307	81,507	72,020	71,932
Accounts receivable, net	33,683	26,097
Intercompany receivables	74,276	74,573
Due from affiliate companies	311
Prepaid expenses and other current assets	14,286	12,002
Total current assets	194,863	194,179
Vessels, port terminals and other fixed assets, net	419,910	427,860
Deposits for vessels, port terminals and other fixed assets	91,669	44,254
Investments in affiliates	11,589	11,921
Other long-term assets	20,628	22,433
Goodwill and other intangibles	169,362	171,171
Total non-current assets	713,158	677,639
Total assets	908,021	871,818
Current liabilities
Accounts payable	25,891	26,329
Accrued expenses and other liabilities	17,595	15,400
Deferred income and cash received in advance	6,660	7,225
Current portion of capital lease obligations	3,000	2,929
Current portion of long-term debt	2,968	69
Total current liabilities	56,114	51,952
Long-term debt, net of current portion	389,219	367,499
Capital lease obligations, net of current portion	15,555	17,720
Other long-term liabilities and deferred income	702	1,518
Deferred tax liability	11,515	10,917
Total non-current liabilities	416,991	397,654
Total liabilities	473,105	449,606
Noncontrolling interest	126,307	121,592
Total Navios Holdings' stockholders' equity	308,609	300,620
Total liabilities and stockholders' equity	908,021	871,818
Eliminations
Current assets [Abstract]
Intercompany receivables	(139,784)	(123,041)
Total current assets	(139,784)	(123,041)
Investments in subsidiaries	(1,938,464)	(1,922,159)
Total non-current assets	(1,938,464)	(1,922,159)
Total assets	(2,078,248)	(2,045,200)
Current liabilities
Intercompany payables	(139,784)	(123,041)
Total current liabilities	(139,784)	(123,041)
Total liabilities	(139,784)	(123,041)
Total Navios Holdings' stockholders' equity	(1,938,464)	(1,922,159)
Total liabilities and stockholders' equity	(2,078,248)	(2,045,200)
Total
Current assets [Abstract]
Cash and cash equivalents	140,529	163,412	$ 180,366	$ 247,556
Restricted cash	2,671	13,480
Accounts receivable, net	66,416	64,813
Intercompany receivables	0	0
Due from affiliate companies	17,461	12,669
Prepaid expenses and other current assets	59,889	48,585
Total current assets	286,966	302,959
Vessels, port terminals and other fixed assets, net	1,868,668	1,823,961
Deposits for vessels, port terminals and other fixed assets	91,669	73,949
Investments in subsidiaries	0	0
Investments in available-for-sale securities		5,173
Investments in affiliates	388,772	381,746
Loan receivable from affiliate companies	21,827	16,474
Other long-term assets	38,979	43,758
Goodwill and other intangibles	304,814	310,793
Total non-current assets	2,714,729	2,655,854
Total assets	3,001,695	2,958,813
Current liabilities
Accounts payable	80,980	72,605
Accrued expenses and other liabilities	101,285	103,095
Deferred income and cash received in advance	11,894	13,492
Intercompany payables	0	0
Due to affiliate companies	24,365	17,791
Current portion of capital lease obligations	3,000	2,929
Current portion of long-term debt	23,516	16,944
Total current liabilities	245,040	226,856
Long-term debt, net of current portion	1,605,380	1,564,364
Capital lease obligations, net of current portion	15,555	17,720
Unfavorable lease terms		7,526
Long term payable to affiliate companies	6,430
Other long-term liabilities and deferred income	35,684	20,878
Deferred tax liability	11,515	10,917
Total non-current liabilities	1,674,564	1,621,405
Total liabilities	1,919,604	1,848,261
Noncontrolling interest	126,307	121,592
Total Navios Holdings' stockholders' equity	955,784	988,960
Total liabilities and stockholders' equity	$ 3,001,695	$ 2,958,813